Note 5 - Acquisitions - Acquisition Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill	$ 56,547	$ 309,227
Acquisitions 2020 [Member]
Current assets	36,281
Non-current assets	7,277
Current liabilities	(21,491)
Non-current liabilities	(1,350)
Deferred tax liabilities	(2,035)
Redeemable non-controlling interest	(21,293)
Business acquisition total	(2,611)
Cash consideration, net of cash acquired	(98,559)
Acquisition date fair value of contingent consideration	(13,259)
Total purchase consideration	(111,818)
Acquired intangible assets	57,882
Goodwill	$ 56,547
Acquisition 2019 [Member]
Current assets		34,454
Non-current assets		8,175
Current liabilities		(29,059)
Non-current liabilities		(1,574)
Deferred tax liabilities		(6,328)
Redeemable non-controlling interest		(9,874)
Business acquisition total		(4,206)
Cash consideration, net of cash acquired		(73,183)
Acquisition date fair value of contingent consideration		(10,611)
Total purchase consideration		(83,794)
Goodwill		58,381
Acquisition 2019 [Member] | Order or Production Backlog [Member]
Acquired intangible assets		4,240
Acquisition 2019 [Member] | Customer Relationships [Member]
Acquired intangible assets		13,168
Acquisition 2019 [Member] | Trademarks and Trade Names [Member]
Acquired intangible assets		567
Acquisition 2019 [Member] | Management Contracts and Other [Member]
Acquired intangible assets		$ 11,644